Shareholder Report, Average Annual Return (Details)			10 Months Ended	12 Months Ended	60 Months Ended	104 Months Ended	119 Months Ended	120 Months Ended
	Dec. 29, 2015	Sep. 18, 2014	Aug. 31, 2014	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000145852
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blue Current Global Dividend Fund - Institutional Class
C000164234
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Marshfield Concentrated Opportunity Fund
C000179800
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Meehan Focus Fund
Without Sales Load [Member] | C000145852
Average Annual Return [Line Items]
Average Annual Return, Percent				25.71%	11.39%		8.24%
Without Sales Load [Member] | C000164234
Average Annual Return [Line Items]
Average Annual Return, Percent				24.84%	15.77%	16.79%
Without Sales Load [Member] | C000179800
Average Annual Return [Line Items]
Average Annual Return, Percent				30.65%	19.10%			12.07%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent				24.43%	13.11%		9.65%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				27.14%	15.92%	14.26%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				27.14%	15.92%			12.98%
MSCI World High Dividend Yield Index Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World High Dividend Yield Index
Average Annual Return, Percent				17.28%	8.50%		6.37%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent				23.63%	13.80%			10.50%